UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07897

MUNDER SERIES TRUST II

(Exact name of registrant as specified in charter)

480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

Item 1. Schedule of Investments.
Portfolio of Investments
Item 2. Controls and Procedures.
Item 3. Exhibits.
SIGNATURES
Exhibit Index
Certification of Enrique Chang, P & PEO and Peter K. Hoglund, VP & PFO

Munder Healthcare Fund

Portfolio of Investments, March 31, 2005 (Unaudited) (a),(b),(g)

Shares		Value(c)

COMMON STOCKS — 98.1%
Biotechnology — 14.7%
157,000	Amgen, Inc.†	$9,138,970
49,375	Biogen Idec Inc.†	1,703,931
24,825	Celgene Corporation†	845,291
161,150	Genentech, Inc.†	9,122,701
76,675	Genzyme Corporation†	4,388,877
65,275	Gilead Sciences, Inc.†	2,336,845
30,950	Invitrogen Corporation†	2,141,740
19,025	Martek Biosciences Corporation†	1,107,065
13,025	OSI Pharmaceuticals, Inc.†	538,454

		31,323,874

Diversified Commercial Services — 0.5%
450,348	Sinclair Pharma PLC†	1,041,840

Environmental Services — 0.5%
24,225	Stericycle, Inc.†	1,070,745

Health Care Distributors — 2.6%
39,550	Cardinal Health, Inc.	2,206,890
43,325	Henry Schein, Inc.†	1,552,768
44,875	McKesson Corporation	1,694,031

		5,453,689

Health Care Equipment — 17.6%
98,725	Baxter International Inc.	3,354,675
39,425	Becton, Dickinson and Company	2,303,209
70,000	Boston Scientific Corporation†	2,050,300
17,050	C.R. Bard, Inc.	1,160,764
36,750	Fisher Scientific International, Inc.†	2,091,810
62,275	Guidant Corporation	4,602,122
23,900	Hospira, Inc.†	771,253
24,350	Integra LifeSciences Holdings Corporation†	857,607
18,225	Kinetic Concepts, Inc.†	1,087,121
192,375	Medtronic, Inc.	9,801,506
475,000	Protherics PLC†	441,791
18,850	ResMed, Inc.†	1,063,140
74,350	St. Jude Medical, Inc.	2,676,600
59,050	Stryker Corporation	2,634,221
35,000	Zimmer Holdings, Inc.†	2,723,350

		37,619,469

Health Care Facilities — 8.4%
103,875	Community Health Systems, Inc.†	3,626,276
111,875	HCA Inc.	5,993,144
120,775	Health Management Associates, Inc., Class A	3,161,890
25,600	LifePoint Hospitals, Inc.†	1,122,304
65,325	Triad Hospitals, Inc.†	3,272,782
18,650	Waters Corporation†	667,484

		17,843,880

Health Care Services — 4.9%
60,075	Allied Healthcare International, Inc.†	375,469
68,175	Caremark Rx, Inc.†	2,712,001
26,575	Express Scripts, Inc.†	2,317,074
66,975	Medco Health Solutions, Inc.†	3,319,951
17,075	Quest Diagnostics Incorporated	1,795,095

		10,519,590

Health Care Supplies — 3.2%
30,600	Alcon, Inc.	2,732,274
27,150	Cooper Companies, Inc. (The)	1,979,235
223,200	Smith & Nephew PLC	2,097,027

		6,808,536

Managed Health Care — 11.3%
60,775	Aetna Inc.	4,555,086
42,475	Coventry Health Care, Inc.†	2,894,247
109,425	UnitedHealth Group, Inc.	10,436,956
50,450	WellPoint, Inc.†	6,323,908

		24,210,197

Pharmaceuticals — 34.4%
214,050	Abbott Laboratories	9,979,011
79,600	AstraZeneca PLC, ADR	3,146,588
195,300	Bristol-Myers Squibb Company	4,972,338
97,300	BTG PLC†	180,076
84,600	Eli Lilly and Company	4,407,660
90,000	Eon Labs, Inc.†	2,721,600
96,400	GlaxoSmithKline PLC, ADR	4,426,688
176,150	Johnson & Johnson	11,830,234
158,054	NicOx SA†	834,173
61,325	Novartis AG, ADR	2,868,783
57,000	Novartis AG	2,660,477
137,900	Pfizer, Inc.	3,622,633
23,300	Roche Holding AG	2,498,586
82,550	Roche Holding Ltd., ADR	4,426,144
62,875	Salix Pharmaceuticals, Ltd.†	1,036,809
235,375	Schering-Plough Corporation	4,272,056

15,750	Sepracor Inc.†	904,208
71,325	Teva Pharmaceutical Industries Ltd., ADR	2,211,075
155,700	Wyeth	6,567,426

		73,566,565

TOTAL COMMON STOCKS
(Cost $192,933,535)		209,458,385

WARRANTS — 0.0%#
Biotechnology — 0.0%#
50,000	Aphton Corporation, expires 09/18/2008 (exercise price: $8.12)†,(e)	34,265
52,500	Axonyx, Inc., expires 01/08/2009 (exercise price: $7.25)†,(e)	0

		34,265

TOTAL WARRANTS
(Cost $330,613)		34,265

Principal Amount

REPURCHASE AGREEMENT (d) — 19%
(Cost $3,988,000)
$3,988,000	Agreement with State Street Bank and Trust Company, 2.400% dated 03/31/2005, to be repurchased at $3,988,266 on 04/01/2005, collateralized by $4,085,000 FHLB, 3.800% maturing 04/06/2009 (value $4,069,681)	3,988,000

TOTAL INVESTMENTS
(Cost $197,252,148)(f)	100.0%	213,480,650

†	Non-income producing security.

#	Amount represents less than 0.1% of the net assets.

(a)	All percentages are based on net assets of the Munder Healthcare Fund (the “Fund”) as of March 31, 2005.

(b)	The Fund invests primarily in companies that are principally engaged in activities within the healthcare sector and companies providing services primarily within the healthcare industries. Healthcare is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. Adverse economic, business or political developments affecting that sector could have a major effect on the value of the Fund’s investments. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	Fair valued security as of March 31, 2005 (see note (c) above). As of March 31, 2005, these securities represent $34,265, less than 0.1% of net assets.

(f)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $21,578,326 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,349,824 and net appreciation for financial reporting purposes was $16,228,502. At March 31, 2005, aggregate cost for financial reporting purposes was $197,252,148.

(g)	On November 9, 2004, the Board of Trustees, on behalf of the Fund, approved the termination of the Investment Sub-Advisory Agreement dated June 13, 2003 between Munder Capital Management (the “Advisor”) and Framlington Overseas Investment Management Limited (the “Sub-Advisor”). The termination of the Investment Sub-Advisory Agreement was effective on March 21, 2005. The Advisor assumed full responsibility for day-to-day management of the Fund’s investment portfolio on January 26, 2005.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLB  — Federal Home Loan Bank

At March 31, 2005 the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicted):

	%
	Net Assets	Value

COMMON STOCKS:
United States	84.2%	$179,892,862
Switzerland	7.1	15,186,265
United Kingdom	5.3	11,334,010
Israel	1.1	2,211,075
France	0.4	834,173

TOTAL COMMON STOCKS	98.1	209,458,385
WARRANTS	0.0 #	34,265
REPURCHASE AGREEMENT	1.9	3,988,000

TOTAL INVESTMENTS	100.0%	$213,480,650

#	Amount represents less than 0.1% of net assets

Item 2. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-Q, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST II

By:	/s/ Enrique Chang

Enrique Chang
President and Principal Executive Officer

Date:	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang

Enrique Chang
President and Principal Executive Officer

Date:	May 26, 2005

By:	/s/ Peter K. Hoglund

Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	May 26, 2005

Exhibit Index

Exhibit Number	Description

99.CERT 1	Certification of Enrique Chang, President and Principal Executive Officer and certification of Peter K. Hoglund, Vice President and Principal Financial Officer